Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share and share data) for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
Numerator:	2025	2024
Income (Loss) allocated to common shares - Basic	$(3,887)	$312
Effect of dilutive securities:
Income allocated to preferred stock	-	324	(1)
Income (Loss) allocated to common shares - Diluted	$(3,887)	$636

Denominator:
Weighted average common shares outstanding - Basic	50,922,432	19,181,066
Effect of dilutive securities:
Options and RSUs	-	5,481,051
Convertible preferred stock	-	19,887,616
Dilutive potential common shares	-	25,368,667
Weighted average common shares outstanding - Diluted	50,922,432	44,549,733

Net income (loss) per share:
Basic	$(0.08)	$0.02
Diluted	$(0.08)	$0.01

(1)	Allocated based on the common stock issuable upon conversion of the outstanding preferred stock of 19,887,616 as compared to the sum of common stock outstanding of 19,181,066 and the common stock issuable upon conversion of 19,887,616.

Schedule of Diluted Net Loss Per Share of Common Stock Attributable to Common Stockholders

The following table presents the potentially dilutive shares that were excluded from the computation of diluted net loss per share of common stock attributable to common stockholders, because their effect was anti-dilutive:

	March 31,
	2025	2024
Warrants	29,700,000	124,763
Stock options	6,952,734	-
Convertible Notes	15,789,474	-
Unvested restricted stock units	5,539	-
Total	52,447,747	124,763

The following table presents the potentially dilutive shares that were excluded from the computation of diluted net loss per share of common stock attributable to common stockholders, because their effect was anti-dilutive:

	December 31,
	2024	2023
Convertible Preferred Stock	-	9,725,520
Warrants	28,850,000	61,009
Stock options	9,881,842	5,414,848
Convertible Notes	1,764,706	-
Unvested restricted stock units	22,156	45,835
Total	40,518,704	15,247,212

Schedule of Consolidated Statements of Cash Flows	The following tables reconcile cash and restricted cash to amounts shown in the consolidated statements of cash flows:
	December 31,
	2024	2023
Cash	$2,850	$723
Restricted cash	142	138
Total cash and restricted cash	$2,992	$861

Schedule of Depreciation on Property and Equipment Estimated Useful Lives

Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives as follows:

Classification	Estimated Useful Life (in years)
Computer hardware and software	3 - 5
Lab equipment	3 - 5
Furniture and fixtures	5 - 7
Leasehold improvements	Shorter of useful life or lease term

Schedule of Balance Sheet

The impact of the revision on the Company’s balance sheet as of December 31, 2023 is reflected in the following table:

	As previously reported	Adjustment	As restated
Accrued expenses	$2,081	$3,300	$5,381
Total liabilities	12,891	3,300	16,191
Accumulated deficit	(105,571)	(3,300)	(108,871)
Total stockholders’ deficit	(85,135)	(3,300)	(88,435)

The impact of the revision on the Company’s balance sheet as of December 31, 2022 is reflected in the following table:

	As previously reported	Adjustment	As restated
Accrued expenses	$1,897	$3,300	$5,197
Total liabilities	11,987	3,300	15,287
Accumulated deficit	(93,865)	(3,300)	(97,165)
Total stockholders’ deficit	(75,734)	(3,300)	(79,034)

The impact of the revision on the Company’s balance sheet as of September 30, 2024 is reflected in the following table:

	As previously reported	Adjustment	As restated
Accrued expenses	$2,745	$3,300	$6,045
Total liabilities	15,277	3,300	18,577
Accumulated deficit	(109,468)	(3,300)	(112,768)
Total stockholders’ deficit	(87,501)	(3,300)	(90,801)